Document And Entity Information	May 14, 2024
Document Information Line Items
Entity Registrant Name	GREEN STREAM HOLDINGS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001437476
Document Period End Date	May 14, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	WY
Entity File Number	000-53279
Entity Tax Identification Number	20-1144153
Entity Address, Address Line One	201 East 5th Street
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(310)
Local Phone Number	228-8897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None